OPERATING CONTEXT - COVID-19 Operational Context (Details) - item	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021
Disclosure of operating segments [line items]
Percentage of default in the existing contracts in ACL due to COVD-19	15.00%
Maximum period of postponement of project deadlines due to COVID-19	60 years
Percentage of capacity of low carbon source	97.00%
Number of Sustainable Development Goals prioritize	9
Number of projects approved related to social dimensions	12
Generation
Disclosure of operating segments [line items]
Percentage of contract renegotiated due to COVID-19		3.00%